Segment Information - Geographic information about revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 55,263,673	$ 42,283,670	$ 49,230,570
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,263,673	42,283,670	49,230,570
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0	$ 0